Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended		25 Months Ended	31 Months Ended	83 Months Ended	91 Months Ended
	Nov. 30, 2010	Feb. 28, 2009	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Feb. 28, 2011	Dec. 31, 2008	Jan. 31, 2013	Sep. 30, 2013	Apr. 30, 2013	Mar. 31, 2013	Oct. 31, 2012	Sep. 30, 2012	Jul. 05, 2011
Related Party Transaction [Line Items]
Proceeds from convertible debt			$ 750,000	$ 0	$ 0	$ 250,000	$ 275,200	$ 105,000	$ 1,735,000
Convertible preferred stock, value, upon closing of preferred equity financing					$ 1,000,000				1,000,000						$ 750,000
Percentage of principle balance of notes on conversion price of notes					20.00%
Debt instrument, maturity date							Aug. 10, 2010
Percentage of conversion price of convertible preferred stock					20.00%
Current maturities of convertible notes payable, related parties									$ 105,000			$ 1,345,000
Cash bonus	$ 500,000
Debt instrument, convertible, threshold amount	1,000,000
Convertible preferred stock value upon closing	$ 100,000
Matured Convertible Notes												$ 50,000	$ 50,000	$ 1,245,000
Related Parties
Related Party Transaction [Line Items]
Convertible notes, total aggregate principal balance											$ 1,880,000
Matured Convertible Notes						$ 50,000				$ 50,000				$ 55,000
Maximum
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes					10.00%				50.00%	50.00%
Minimum
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes					6.00%				10.00%	10.00%
Accrued Interest Through December Thirty One Two Thousand And Nine
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes		6.00%
Accrued Interest Beginning January One Two Thousand And Ten
Related Party Transaction [Line Items]
Percentage of principle balance of notes on conversion price of notes		10.00%